Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET

13.	OTHER INTANGIBLE ASSETS, NET
Other intangible assets are classified into the following categories:

•	Client relationships

•	Management contracts

•	Other, including:

•	non-compete agreements

•	trade names

•	contract based, technology and other
The major classes of amortizable intangible assets are as follows:

	December 31, 2015			December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Client relationships	$1,293	$(373)	$920	$689	$(316)	$373
Management contracts	67	(5)	62	71	(1)	70
Other	139	(6)	133	11	(4)	7
Total amortizable intangible assets	$1,499	$(384)	$1,115	$771	$(321)	$450
Unfavorable leases agreements	23	—	23	—	—	—
Total amortizable intangible liabilities	$23	$—	$23	$—	$—	$—

The aggregate amortization of intangible assets for the year ended December 31, 2015 was $76 million (2014: $54 million; 2013: $55 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 and thereafter is as follows:

(millions)
2016	$119
2017	111
2018	105
2019	98
2020	92
Thereafter	590
Total	$1,115